                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated January 17, 2008 to PROSPECTUSES dated May 1, 2007

                  Increase in Lifetime Income Bonus Rate to 7%
                                       for
                   Optional Income Plus for Life Series Riders

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement describes an increase to the Lifetime Income Bonus rate applicable to Income Plus for Life or Income Plus for Life -- Joint Life Riders issued on or after January 17, 2008. We refer to these Riders as the "Income Plus for Life Series" in this Supplement.

This Supplement is applicable to:
     - Contracts issued on or after January 17, 2008 with an Income Plus for Life Series Rider; and
     - Contracts issued on or after May 1, 2007 that qualify for an exchange of an existing guaranteed minimum withdrawal benefit Rider on or after January 17, 2008 for an Income Plus for Life Series Rider. (Please read the annuity prospectus supplement dated November 12, 2007, entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders", for a description of the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider for other optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract.)

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued on or after May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus, which includes the "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" prospectus supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

HOW DO LIFETIME INCOME BONUSES WORK UNDER AN INCOME PLUS FOR LIFE SERIES RIDER?

We revise the Income Plus for Life and Income Plus for Life -- Joint Life sections in the annuity prospectus to provide the following description of Lifetime Income Bonuses:

================================================================================
Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.
================================================================================

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while an Income Plus for Life Series Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 7% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise
     - 7% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

(We use a 6% rate to calculate Lifetime Income Bonuses for Income Plus for Life Series Riders issued before January 17, 2008.)

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW INCOME PLUS FOR LIFE SERIES RIDER IF I ALREADY OWN A CONTRACT WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes. Please refer to the Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders prospectus supplement for a description of these conditions. If you satisfy all other conditions, we will permit you to exchange an existing Income Plus for Life Series Rider (with a 6% Lifetime Income Bonus
Rate) for a new Income Plus for Life Series Rider. We reserve the right, however, to suspend, modify, or terminate our offer of any guaranteed minimum benefit Rider at any time. We also reserve the right to refuse to issue any new guaranteed minimum withdrawal benefit Rider at our sole discretion.

EXAMPLES

We supplement Appendix C (Appendix B for Venture Vision Contracts) in the annuity prospectus to provide two additional hypothetical illustrations of the benefits provided under the Income Plus for Life Series Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1AA AND 2AA ILLUSTRATE THE IMPACT OF WAITING TO START WITHDRAWALS UNDER INCOME PLUS FOR LIFE SERIES RIDERS ISSUED ON OR AFTER JANUARY 17, 2008. (Examples 1a and 2a in Appendix C (Appendix B for Venture Vision Contracts) of the annuity prospectus illustrate the impact of waiting to start withdrawals under Income Plus for Life Series Riders issued before January 17, 2008.) Please refer to Examples 1b, 1c and 1d in the annuity prospectus for illustrations of the impact of additional Purchase Payments, Step-Ups and Excess Withdrawals under an Income Plus for Life Rider. Please refer to Examples 2b, 2c and 2d in the annuity prospectus for illustrations of the impact of additional Purchase Payments, Step-Ups and Excess Withdrawals under an Income Plus for Life -- Joint Life Rider.

EXAMPLE 1AA. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE RIDER ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.


----------------------------------------------------------------------------------------------------
                                                                                    BENEFIT BASE ON
 CONTRACT YEAR      PURCHASE        LIFETIME        WITHDRAWAL                         CONTRACT
                    PAYMENTS      INCOME AMOUNT        TAKEN           BONUS          ANNIVERSARY
----------------------------------------------------------------------------------------------------
    At issue       $  100,000          N/A             $  0            $    0         $  100,000(1)
       1                0              N/A                0             7,000(2)         107,000(3)
       2                0              N/A                0             7,000            114,000
       3                0              N/A                0             7,000            121,000
       4                0              N/A                0             7,000            128,000
       5                0              N/A                0             7,000            135,000
       6                0              N/A                0             7,000            142,000
       7                0              N/A                0             7,000            149,000
       8                0              N/A                0             7,000            156,000
       9                0              N/A                0             7,000            163,000
       10               0              N/A                0             7,000            170,000
       11               0           $  8,500(4)         8,500             0              170,000
       12               0              8,500            8,500             0              170,000
       13               0              8,500            8,500             0              170,000
       14               0              8,500            8,500             0              170,000
       15               0              8,500            8,500             0              170,000
       20               0              8,500            8,500             0              170,000
----------------------------------------------------------------------------------------------------

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500)

EXAMPLE 2AA. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE -- JOINT LIFE RIDER ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

----------------------------------------------------------------------------------------------------
                                                                                        BENEFIT BASE
 CONTRACT YEAR        PURCHASE         LIFETIME                                          ON CONTRACT
                      PAYMENTS       INCOME AMOUNT   WITHDRAWAL TAKEN       BONUS        ANNIVERSARY
----------------------------------------------------------------------------------------------------
    At issue        $  100,000            N/A              $  0            $    0       $  100,000(1)
       1                 0                N/A                 0             7,000(2)       107,000(3)
       2                 0                N/A                 0             7,000          114,000
       3                 0                N/A                 0             7,000          121,000
       4                 0                N/A                 0             7,000          128,000
       5                 0                N/A                 0             7,000          135,000
       6                 0                N/A                 0             7,000          142,000
       7                 0                N/A                 0             7,000          149,000
       8                 0                N/A                 0             7,000          156,000
       9                 0                N/A                 0             7,000          163,000
       10                0                N/A                 0             7,000          170,000
       11                0             $  8,075(4)         8,075               0           170,000
       12                0                8,075            8,075               0           170,000
       13                0                8,075            8,075               0           170,000
       14                0                8,075            8,075               0           170,000
       15                0                8,075            8,075               0           170,000
       20                0                8,075            8,075               0           170,000
----------------------------------------------------------------------------------------------------

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075)


130393: 0108      333-71072      333-138846
                  333-70728      033-79112
                  333-70850      333-83558
                  333-71074      333-61283